DEFERRED TAX - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jan. 01, 2025
Disclosure Of Deferred Tax [Line Items]
Trading losses and other allowances	$ 8,810
Deferred tax asset	5,741	$ 6,418
Increase in deferred tax liability for business combination	13,475
Deferred tax liability	7,339	2,258
Net deferred tax (liabilities) assets	(1,598)	4,160
OddsJam
Disclosure Of Deferred Tax [Line Items]
Deferred tax liability for business acquisition			$ 14,845
Deferred tax asset for business combination			$ 1,370
Management’s Performance Projections for 2025 - 2030
Disclosure Of Deferred Tax [Line Items]
Trading losses and other allowances unutilized	65,712	59,755
Trading losses and other allowances not recognized	12,064	24,861
Capital allowances	31,024	36,909
Ability to utilize capital allowance in recognition of deferred asset		4,615
Intangible assets
Disclosure Of Deferred Tax [Line Items]
Deferred tax asset	3,878	4,615
Deferred tax liability	14,286	3,212
Intangible assets | OddsJam
Disclosure Of Deferred Tax [Line Items]
Deferred tax liability		11,327
Intangible assets | RotoWire Sports Inc.
Disclosure Of Deferred Tax [Line Items]
Deferred tax liability		2,959
Future Tax Refunds
Disclosure Of Deferred Tax [Line Items]
Deferred tax asset	346	261
Unused tax losses
Disclosure Of Deferred Tax [Line Items]
Net deferred tax (liabilities) assets	$ 8,810	$ 2,757